PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of
	June 30, 2023	December 31, 2022

Computer and office equipment	$88,641	$87,428
Furniture & fixtures	109,342	115,789
Leasehold improvements	181,136	191,965
Vehicle	88,259	93,535
Subtotal	467,378	488,717
Less: accumulated depreciation	(361,704)	(346,568)
Total	$105,674	$142,149

Property and equipment, net consist of the following:

	As of December 31,
	2022	2021
Computer and office equipment	$87,428	$82,298
Furniture & fixtures	115,789	122,185
Leasehold improvements	191,965	202,570
Vehicle	93,535	98,702
Subtotal	488,717	505,755
Less: accumulated depreciation	(346,568)	(289,956)
Total	$142,149	$215,799